Average Annual Total Returns - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - Fidelity High Income Fund
Nov. 08, 2023
Fidelity High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.00%)
Past 5 years	0.93%
Past 10 years	3.06%
Fidelity High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.75%)
Past 5 years	(1.14%)
Past 10 years	0.72%
Fidelity High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.08%)
Past 5 years	(0.11%)
Past 10 years	1.32%
ML040
Average Annual Return:
Past 1 year	(11.21%)
Past 5 years	2.10%
Past 10 years	3.94%